TAXES ON INCOME (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Current	$ 1,474	$ 400	$ 738
Deferred	(1,020)	411	(303)
Taxes on income, as reported in the statements of income	$ 454	$ 811	$ 435